UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Prospect Management, LLC
Address:       250 Mill Street
               Rochester, NY 14614

Form 13F File Number: 028-12899

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          A. Andy Nahas
Title:         Managing Member
Phone:         585-777-4120

Signature, Place, and Date of Signing:

/s/ A. Andy Nahas                    Rochester, NY               11/16/09
-------------------                  ----------------           ---------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                               TITLE OF                       VALUE    SHARES/   SH/  PUT/  INVSTMNT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS                 CUSIP  (x$1000)   PRN AMT   PRN  CALL  DSCRTN    MANAGERS    SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
ABAXIS INC                     COM               002567105        535     20,000     SH        SOLE    N/A      20,000
ATA INC                        SPONS ADR         00211V106      1,746    310,107     SH        SOLE    N/A     310,107
BAIDU INC                      SPON ADR REP A    056752108      1,877      4,800     SH        SOLE    N/A       4,800
BOWNE & CO INC                 COM               103043105      1,382    179,514     SH        SOLE    N/A     179,514
CHINA DISTANCE ED HLDGS LTD    SPONS ADR         16944W104        720    100,000     SH        SOLE    N/A     100,000
CITIGROUP INC                  COM               172967101      1,573    325,000     SH        SOLE    N/A     325,000
CNINSURE INC                   SPONSORED ADR     18976M103      3,571    155,524     SH        SOLE    N/A     155,524
COMSCORE INC                   COM               20564W105      1,441     80,000     SH        SOLE    N/A      80,000
CTRIP COM INTL LTD             ADR               22943F100      1,799     30,600     SH        SOLE    N/A      30,600
FACTSET RESH SYS INC           COM               303075105        596      9,000     SH        SOLE    N/A       9,000
HEALTH GRADES INC              COM               42218Q102        851    171,900     SH        SOLE    N/A     171,900
INTERCONTINENTALEXCHANGE INC   COM               45865V100      1,312     13,500     SH        SOLE    N/A      13,500
LOOPNET INC                    COM               543524300      1,446    160,000     SH        SOLE    N/A     160,000
MERCADOLIBRE INC               COM               58733R102      1,885     49,000     SH        SOLE    N/A      49,000
MOODYS CORP                    COM               615369105      1,432     70,000     SH        SOLE    N/A      70,000
MSCI INC                       CL A              55354G100        741     25,000     SH        SOLE    N/A      25,000
RACKSPACE HOSTING INC          COM               750086100      1,501     88,000     SH        SOLE    N/A      88,000
TALEO CORP                     CL A              87424N104      1,019     45,000     SH        SOLE    N/A      45,000
VANCEINFO TECHNOLOGIES INC     ADR               921564100        650     33,450     SH        SOLE    N/A      33,450
VISA INC                       COM CL A          92826C839        829     12,000     SH        SOLE    N/A      12,000

                                              20              26,906


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         20
Form 13F Information Table Value Total:         26,906
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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